Note 10 - Segment Reporting (Details) - Consolidating Statements of Operations by Industry - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Net revenues	$ 6,518	$ 6,763	$ 22,891	$ 17,742
Total segment income (loss)	(2,479)	(1,628)	(9,701)	(4,396)
Additional Segment Disclosures:
Interest expense	101	28	277	37
(Gain)/loss on warrant liability, net of deferred loan fee amortization	(101)	24	(489)	24
Depreciation and amortization expense	274	235	857	628
Income tax expense (benefit)		(226)	10	(225)
Total asset expenditures	55	5,256	193	5,452
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total segment income (loss)	(2,092)	(1,196)	(6,525)	(3,265)
Urgent and Primary Care [Member]
Segment Reporting Information [Line Items]
Net revenues	2,225	1,107	7,251	1,581
Additional Segment Disclosures:
Interest expense	76	28	208	37
(Gain)/loss on warrant liability, net of deferred loan fee amortization	(76)	18	(367)	18
Depreciation and amortization expense	122	81	422	122
Income tax expense (benefit)	1		1
Total asset expenditures	33	5,030	52	5,030
Urgent and Primary Care [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total segment income (loss)	(416)	37	(1,661)	108
Ancillary Network [Member]
Segment Reporting Information [Line Items]
Net revenues	4,293	5,656	15,640	16,161
Additional Segment Disclosures:
Depreciation and amortization expense	152	154	435	506
Income tax expense (benefit)	(1)	1	9	2
Total asset expenditures		226		422
Ancillary Network [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total segment income (loss)	(192)	405	258	480
Shared Services [Member]
Additional Segment Disclosures:
Interest expense	25		69
(Gain)/loss on warrant liability, net of deferred loan fee amortization	(25)	6	(122)	6
Income tax expense (benefit)		(227)		(227)
Total asset expenditures	22		141
Shared Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total segment income (loss)	$ (1,484)	$ (1,638)	$ (5,122)	$ (3,853)